UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31,

Date of reporting period:  JUNE 30, 2008



ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA NASDAQ-100 INDEX FUND - SEMIANNUAL REPORT FOR PERIOD ENDED JUNE 30, 2008

[LOGO OF USAA]
   USAA(R)

                            USAA NASDAQ-100
                                   INDEX Fund

                                         [GRAPHIC OF USAA NASDAQ-100 INDEX FUND]

                            S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    JUNE 30, 2008

--------------------------------------------------------------------------------
                     IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.
--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

MANAGER'S COMMENTARY                                                          4

FUND RECOGNITION                                                              6

INVESTMENT OVERVIEW                                                           7

FINANCIAL INFORMATION

    PORTFOLIO OF INVESTMENTS                                                 11

    Notes to Portfolio of Investments                                        17

    Financial Statements                                                     18

    Notes to Financial Statements                                            21

EXPENSE EXAMPLE                                                              35

ADVISORY AGREEMENTS                                                          37

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2008, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                         "

                                    WEALTH GENERALLY IS CREATED OVER A LIFETIME
[PHOTO OF CHRISTOPHER W. CLAUS]     OF HARD WORK, DILIGENT SAVING AND INVESTING,
                                    WHICH INCLUDES ADDING TO INVESTMENTS WHEN
                                                  PRICES ARE LOW.

                                                         "

                                                                       July 2008
--------------------------------------------------------------------------------

         No doubt about it. It's a tough time to be an investor. But is it as hazardous as the media would have us believe? Is it time to stop investing in stocks? In my opinion, the answer is no. What's more, I think that most people will look back at this period and say that, despite the economic challenges, there were some great buying opportunities.

         All the same, the experience has been unpleasant. With the major stock indexes down by more than 20% at the time of this writing, investors officially are in a bear market. The downturn in the housing markets, a liquidity crunch, tighter credit requirements, the rapid increase in oil, commodity, and food prices - all have had an impact on the equity markets. While the U.S. economy may not be in a recession officially, it certainly feels like one.

         I believe the day of reckoning has finally arrived for the consumer. For years, Americans put thousands of dollars on credit cards and saved little. But recent events have forced many of them to change their habits. As banks tighten their lending and credit standards, people are managing their debt more carefully and even may start saving more. Soaring oil prices have Americans driving less, switching to hybrid vehicles, joining car pools, and making greater use of public transportation.

         These societal shifts could turn out to be permanent. Although the adjustment may be painful at first, I believe the country will benefit in the long run. This nation of innovators is already looking for ways to develop alternative fuels and design new modes of transportation, efforts which may bring attractive investment opportunities.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         The current downturn also offers opportunities. Wealth generally is created over a lifetime of hard work, diligent saving and investing, which includes adding to investments when prices are low. If you are a long-term investor, know your risk tolerance, and have a suitable asset allocation strategy, consider taking advantage of current low share prices. Under the circumstances, investing a set amount each month - or dollar-cost averaging - could be a prudent approach.

         Index investing remains a sensible equity strategy for long-term investors who are willing to let their money work for them over multiple market cycles. While index investors experience downturns similar to the index, they will also participate in any rebound.
         Diversification and low expenses are two other benefits of an index fund.

         This downturn may be difficult, but longer term investors may be well-positioned to wait it out. Patience, as always, is essential. We believe that we have one of the finest teams of index fund managers in the business, and you can rest assured that they will continue to work hard on your behalf. If you are concerned or want to revisit your investment plan, our investment representatives stand ready to help you
         - at no charge.

         Thank you once again for your business and the opportunity to serve your investment needs.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board
         USAA Mutual Funds Trust

         SYSTEMATIC INVESTMENT PLANS DO NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS IN DECLINING MARKETS. DOLLAR-COST AVERAGING INVOLVES CONTINUOUS INVESTMENT IN SECURITIES REGARDLESS OF FLUCTUATING PRICE LEVELS OF SUCH SECURITIES. INVESTORS SHOULD CONSIDER THEIR FINANCIAL ABILITY TO CONTINUE PURCHASES THROUGH PERIODS OF LOW PRICE LEVELS.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

HOW DID THE FUND PERFORM?

         The USAA Nasdaq-100 Index Fund closely tracked its benchmark, the Nasdaq-100 Index, for the six-month period ended June 30, 2008. The Fund produced a return of -11.94% for the period, as compared to -11.68% for the benchmark. The broad-based Nasdaq-100 Index is a group of large-company stocks that is not available for direct investment.

WHAT WERE MARKET CONDITIONS DURING THE PERIOD?

         Stress in the U.S. credit markets intensified as the U.S. economy suffered through weaker consumer spending, higher energy costs, and softening job growth. Global markets recovered slightly in April and the beginning of May despite increasing oil and commodity prices. This positive trend reversed in the second half of May and June, as various large-capitalization companies announced disappointing earnings, macroeconomic indicators looked increasingly negative, and concerns about inflation increased.

         The Federal Reserve Board made a series of rate cuts throughout the first three months of 2008 to tackle the credit markets, but held steady in June, highlighting inflation concerns. Oil, rice, and corn prices reached new highs during the six-month reporting period.

PLEASE DESCRIBE SECTOR PERFORMANCE.

         Information technology represented 58.86% of the index. The sector contributed significantly to the quarter's negative performance in the first half of 2008, posting a return of -13.17%. Health care, the second largest sector in the index with a weight of 12.66%, returned 0.95% for the period.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGE 8 FOR BENCHMARK DEFINITION.

 . . . C O N T I N U E D
========================--------------------------------------------------------

WHAT'S THE OUTLOOK?

         We don't manage the Fund according to a given outlook for the equity markets or the economy in general, because we're managing an index fund that seeks to replicate as closely as possible (before deduction of expenses) the returns of the Nasdaq-100 Index. Nevertheless, we will monitor economic conditions and their effect on the financial markets as we seek to track the index's performance closely.

         Thank you for your investment in the Fund.

6

 F U N D
=========-----------------------------------------------------------------------
          RECOGNITION

USAA NASDAQ-100 INDEX FUND

                            LIPPER LEADERS (OVERALL)

                                       [5]
                                     EXPENSE

The Fund is listed as a Lipper Leader for Expense among 381 funds within the Lipper Multi-Cap Growth Funds category for the overall period ended June 30, 2008. The Fund received a Lipper Leader rating for Expense among 381 and 321 funds for the three- and five-year periods, respectively. Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of June 30, 2008.

RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 4, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 2, AND THE LOWEST 20% ARE SCORED 1.* LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2008, REUTERS, ALL RIGHTS RESERVED.

*EFFECTIVE NOVEMBER 7, 2007, THE LIPPER LEADERS RATING SYSTEM CHANGED THE NUMERIC ORGANIZATION OF ITS LIPPER LEADER CLASSIFICATIONS. WHILE THE FORMULAS AND UNDERLYING METHODOLOGY REMAIN THE SAME, THE HIGHEST 20% NOW ARE RATED 5, OR LIPPER LEADERS, AND THE LOWEST 20% ARE RATED 1 FOR EACH MEASURE. PREVIOUSLY, A RATING OF 5 WAS CONSIDERED THE LOWEST RATING AND 1 WAS CONSIDERED THE HIGHEST, OR A LIPPER LEADER.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA NASDAQ-100 INDEX FUND (Ticker Symbol: USNQX)

OBJECTIVE
--------------------------------------------------------------------------------

Seeks to match, before fees and expenses, the performance of the stocks composing the Nasdaq-100 Index.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

Under normal market conditions, at least 80% of the Fund's assets will be invested in the common stocks of companies composing the Nasdaq-100 Index.

--------------------------------------------------------------------------------
                                       6/30/08                    12/31/07
--------------------------------------------------------------------------------
Net Assets                          $137.3 Million               $149.4 Million
Net Asset Value Per Share               $5.68                        $6.45

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/08
--------------------------------------------------------------------------------

12/31/07 TO 6/30/08*      1 YEAR       5 YEARS       SINCE INCEPTION ON 10/27/00
      -11.94%             -5.18%        8.45%                  -7.05%

-----------------------------
        EXPENSE RATIO**
-----------------------------
Before Reimbursement    1.01%
After Reimbursement     0.78%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

** THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2008, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO) AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2008. IMCO HAS VOLUNTARILY AGREED TO LIMIT THE FUND'S TOTAL ANNUAL OPERATING EXPENSES TO 0.78%, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND TO REIMBURSE THE FUND FOR EXPENSES IN EXCESS OF THIS AMOUNT. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT ADJUSTMENTS MADE TO THE ENCLOSED FINANCIAL STATEMENTS IN ACCORDANCE WITH U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES OR THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

               [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                        NASDAQ-100 INDEX        USAA NASDAQ-100 INDEX FUND
                        ----------------        --------------------------
10/31/00                   $10,000.00                   $10,000.00
11/30/00                     7,636.90                     7,683.62
12/31/00                     7,134.71                     7,137.48
01/31/01                     7,900.80                     7,900.19
02/28/01                     5,814.91                     5,800.38
03/31/01                     4,794.16                     4,783.43
04/30/01                     5,653.41                     5,630.89
05/31/01                     5,485.34                     5,461.39
06/30/01                     5,577.71                     5,546.14
07/31/01                     5,131.28                     5,094.16
08/31/01                     4,479.71                     4,444.44
09/30/01                     3,561.28                     3,531.07
10/31/01                     4,160.20                     4,124.29
11/30/01                     4,865.50                     4,811.68
12/31/01                     4,807.60                     4,747.88
01/31/02                     4,725.89                     4,672.51
02/28/02                     4,144.28                     4,097.87
03/31/02                     4,429.65                     4,371.06
04/30/02                     3,894.07                     3,843.52
05/31/02                     3,684.80                     3,626.85
06/30/02                     3,206.25                     3,155.83
07/31/02                     2,934.34                     2,892.06
08/31/02                     2,874.49                     2,826.12
09/30/02                     2,539.41                     2,496.40
10/31/02                     3,018.62                     2,967.42
11/30/02                     3,405.08                     3,344.24
12/31/02                     3,003.59                     2,948.58
01/31/03                     2,999.84                     2,939.16
02/28/03                     3,083.11                     3,023.94
03/31/03                     3,110.60                     3,042.79
04/30/03                     3,377.74                     3,306.56
05/31/03                     3,658.86                     3,579.75
06/30/03                     3,670.54                     3,579.75
07/31/03                     3,900.85                     3,805.84
08/31/03                     4,098.03                     3,994.24
09/30/03                     3,983.65                     3,881.20
10/31/03                     4,330.64                     4,210.91
11/30/03                     4,355.59                     4,239.18
12/31/03                     4,489.81                     4,361.64
01/31/04                     4,567.15                     4,437.00
02/29/04                     4,499.09                     4,361.64
03/31/04                     4,401.34                     4,267.44
04/30/04                     4,288.61                     4,154.39
05/31/04                     4,488.56                     4,342.80
06/30/04                     4,643.13                     4,493.53
07/31/04                     4,287.97                     4,144.97
08/31/04                     4,193.57                     4,050.77
09/30/04                     4,328.65                     4,182.65
10/31/04                     4,555.73                     4,399.32
11/30/04                     4,817.99                     4,644.25
12/31/04                     4,972.24                     4,794.98
01/31/05                     4,661.33                     4,491.48
02/28/05                     4,638.85                     4,463.11
03/31/05                     4,551.79                     4,378.01
04/30/05                     4,362.95                     4,188.90
05/31/05                     4,740.49                     4,548.22
06/30/05                     4,589.87                     4,406.38
07/31/05                     4,933.46                     4,727.88
08/31/05                     4,865.17                     4,661.68
09/30/05                     4,926.62                     4,718.42
10/31/05                     4,857.93                     4,652.23
11/30/05                     5,148.42                     4,926.45
12/31/05                     5,066.48                     4,841.34
01/31/06                     5,268.98                     5,039.91
02/28/06                     5,149.13                     4,916.99
03/31/06                     5,251.81                     5,011.55
04/30/06                     5,243.49                     5,002.09
05/31/06                     4,874.25                     4,642.77
06/30/06                     4,861.22                     4,623.86
07/31/06                     4,658.94                     4,434.75
08/31/06                     4,880.36                     4,642.77
09/30/06                     5,110.43                     4,850.80
10/31/06                     5,353.27                     5,087.19
11/30/06                     5,538.52                     5,257.40
12/31/06                     5,435.57                     5,153.38
01/31/07                     5,545.66                     5,257.40
02/28/07                     5,455.60                     5,172.30
03/31/07                     5,489.54                     5,200.66
04/30/07                     5,786.06                     5,474.88
05/31/07                     5,977.94                     5,654.54
06/30/07                     5,996.67                     5,663.99
07/31/07                     5,990.97                     5,654.54
08/31/07                     6,172.31                     5,824.74
09/30/07                     6,490.36                     6,117.87
10/31/07                     6,949.89                     6,552.83
11/30/07                     6,491.23                     6,117.87
12/31/07                     6,481.31                     6,098.96
01/31/08                     5,724.81                     5,389.78
02/29/08                     5,431.33                     5,106.11
03/31/08                     5,546.67                     5,210.12
04/30/08                     5,969.79                     5,607.26
05/31/08                     6,332.98                     5,947.67
06/30/08                     5,724.33                     5,370.87

                                   [END CHART]

         DATA FROM 10/31/00* THROUGH 6/30/08.

         The graph illustrates how a $10,000 hypothetical investment in the USAA Nasdaq-100 Index Fund closely tracks the Nasdaq-100 Index, an unmanaged modified capitalization-weighted index composed of 100 of the largest nonfinancial domestic and international companies listed on The Nasdaq Stock Market(R) based on market capitalization.

         "NASDAQ-100(R)," "NASDAQ-100 INDEX(R)," AND "NASDAQ(R)" ARE TRADEMARKS OR SERVICE MARKS OF THE NASDAQ STOCK MARKET, INC. (WHICH WITH ITS AFFILIATES ARE THE "CORPORATIONS") AND HAVE BEEN LICENSED FOR OUR USE. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE USAA NASDAQ-100 INDEX FUND. THE FUND IS NOT SPONSORED, SOLD, OR PROMOTED BY THE NASDAQ STOCK MARKET, INC., AND THE NASDAQ STOCK MARKET, INC. MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND. INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THE FUND ATTEMPTS TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

         PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

         *THE PERFORMANCE OF THE NASDAQ-100  INDEX IS CALCULATED FROM THE END OF
          THE MONTH, OCTOBER 31, 2000, WHILE THE DATE THE FUND INITIALLY INVESTED IN SECURITIES REPRESENTED BY THE INDEX IS OCTOBER 30, 2000. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS BECAUSE OF THIS DIFFERENCE.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

-------------------------------------------------
              TOP 10 EQUITY HOLDINGS
                  AS OF 6/30/08
                (% of Net Assets)
-------------------------------------------------

Apple, Inc.                                 12.9%
Microsoft Corp.                              5.5%
QUALCOMM, Inc.                               5.4%
Google, Inc. "A"                             4.8%
Research In Motion Ltd.                      4.1%
Cisco Systems, Inc.                          3.1%
Gilead Sciences, Inc.                        3.0%
Oracle Corp.                                 2.8%
Intel Corp.                                  2.7%
Teva Pharmaceutical
   Industries Ltd. ADR                       1.8%

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 11-16.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                SECTOR ALLOCATION*
                    6/30/2008

                        [PIE CHART OF SECTOR ALLOCATION]

Information Technology                      63.0%
Health Care                                 14.2%
Consumer Discretionary                      12.2%
Industrials                                  4.8%
Telecommunication Services                   1.6%
Consumer Staples                             1.4%
Materials                                    0.9%

                   [END CHART]

         *EXCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS PURCHASED
          WITH CASH COLLATERAL FROM SECURITIES LOANED.

         PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

                                                                                    MARKET
   NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
             COMMON STOCKS (98.1%)

             CONSUMER DISCRETIONARY (12.2%)
             ------------------------------
             ADVERTISING (0.4%)
    9,300    Focus Media Holdings Ltd.*                                           $    258
    6,399    Lamar Advertising Co. "A"*                                                230
                                                                                  --------
                                                                                       488
                                                                                  --------
             BROADCASTING & CABLE TV (4.6%)
  122,784    Comcast Corp. "A"                                                       2,329
   71,700    DIRECTV Group, Inc.*                                                    1,858
   20,515    Discovery Holding Co. "A"*                                                451
   18,693    DISH Network Corp. "A"*                                                   547
   13,853    Liberty Global, Inc. "A"*                                                 435
  138,874    Sirius Satellite Radio, Inc.*                                             267
   30,831    Virgin Media, Inc.                                                        420
                                                                                  --------
                                                                                     6,307
                                                                                  --------
             CASINOS & GAMING (0.6%)
   10,620    Wynn Resorts Ltd.                                                         864
                                                                                  --------
             CATALOG RETAIL (0.5%)
   46,964    Liberty Media Corp. Interactive "A"*                                      693
                                                                                  --------
             CONSUMER ELECTRONICS (0.5%)
   17,264    Garmin Ltd.                                                               740
                                                                                  --------
             DEPARTMENT STORES (0.6%)
   11,898    Sears Holdings Corp.*                                                     876
                                                                                  --------
             EDUCATIONAL SERVICES (0.5%)
   14,492    Apollo Group, Inc. "A"*                                                   641
                                                                                  --------
             HOMEFURNISHING RETAIL (0.6%)
   30,394    Bed Bath & Beyond, Inc.*                                                  854
                                                                                  --------
             INTERNET RETAIL (2.0%)
   23,784    Amazon.com, Inc.*                                                       1,744
   24,230    Expedia, Inc.*                                                            445
   24,731    IAC/InterActiveCorp*                                                      477
                                                                                  --------
                                                                                     2,666
                                                                                  --------

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

                                                                                    MARKET
   NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
             RESTAURANTS (1.0%)
   86,727    Starbucks Corp.*                                                     $  1,365
                                                                                  --------
             SPECIALTY STORES (0.9%)
   10,869    PetSmart, Inc.                                                            217
   40,199    Staples, Inc.                                                             955
                                                                                  --------
                                                                                     1,172
                                                                                  --------
             Total Consumer Discretionary                                           16,666
                                                                                  --------
             CONSUMER STAPLES (1.4%)
             -----------------------
             FOOD RETAIL (0.2%)
   11,651    Whole Foods Market, Inc.                                                  276
                                                                                  --------
             HYPERMARKETS & SUPER CENTERS (1.0%)
   19,839    Costco Wholesale Corp.                                                  1,391
                                                                                  --------
             SOFT DRINKS (0.2%)
    8,000    Hansen Natural Corp.*                                                     231
                                                                                  --------
             Total Consumer Staples                                                  1,898
                                                                                  --------
             HEALTH CARE (14.2%)
             -------------------
             BIOTECHNOLOGY (9.7%)
   43,886    Amgen, Inc.*                                                            2,070
   11,608    Amylin Pharmaceuticals, Inc.*                                             295
   27,173    Biogen Idec, Inc.*                                                      1,519
   37,047    Celgene Corp.*                                                          2,366
    5,600    Cephalon, Inc.*                                                           373
   28,850    Genzyme Corp.*                                                          2,078
   78,280    Gilead Sciences, Inc.*                                                  4,145
   12,500    Vertex Pharmaceuticals, Inc.*                                             418
                                                                                  --------
                                                                                    13,264
                                                                                  --------
             HEALTH CARE DISTRIBUTORS (0.5%)
    7,700    Henry Schein, Inc.*                                                       397
   10,691    Patterson Companies, Inc.*                                                314
                                                                                  --------
                                                                                       711
                                                                                  --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

                                                                                    MARKET
   NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
             HEALTH CARE EQUIPMENT (1.0%)
   23,600    Hologic, Inc.*                                                       $    514
    3,287    Intuitive Surgical, Inc.*                                                 886
                                                                                  --------
                                                                                     1,400
                                                                                  --------
             HEALTH CARE SERVICES (0.9%)
   19,307    Express Scripts, Inc.*                                                  1,211
                                                                                  --------
             HEALTH CARE SUPPLIES (0.3%)
   12,616    DENTSPLY International, Inc.                                              464
                                                                                  --------
             PHARMACEUTICALS (1.8%)
   54,166    Teva Pharmaceutical Industries Ltd. ADR                                 2,481
                                                                                  --------
             Total Health Care                                                      19,531
                                                                                  --------
             INDUSTRIALS (4.8%)
             ------------------
             AIR FREIGHT & LOGISTICS (1.1%)
   14,744    C.H. Robinson Worldwide, Inc.                                             809
   17,797    Expeditors International of Washington, Inc.                              765
                                                                                  --------
                                                                                     1,574
                                                                                  --------
             AIRLINES (0.2%)
    9,900    Ryanair Holdings plc ADR*                                                 284
   10,118    UAL Corp.                                                                  53
                                                                                  --------
                                                                                       337
                                                                                  --------
             CONSTRUCTION & ENGINEERING (0.7%)
   12,900    Foster Wheeler Ltd.*                                                      944
                                                                                  --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.6%)
    9,171    Joy Global, Inc.                                                          695
   35,359    PACCAR, Inc.                                                            1,479
                                                                                  --------
                                                                                     2,174
                                                                                  --------
             DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.3%)
   15,934    Cintas Corp.                                                              422
                                                                                  --------
             ENVIRONMENTAL & FACILITIES SERVICES (0.3%)
    7,900    Stericycle, Inc.*                                                         408
                                                                                  --------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

                                                                                    MARKET
   NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
             HUMAN RESOURCES & EMPLOYMENT SERVICES (0.2%)
   11,151    Monster Worldwide, Inc.*                                             $    230
                                                                                  --------
             TRADING COMPANIES & DISTRIBUTORS (0.4%)
   12,294    Fastenal Co.                                                              531
                                                                                  --------
             Total Industrials                                                       6,620
                                                                                  --------
             INFORMATION TECHNOLOGY (63.0%)
             ------------------------------
             APPLICATION SOFTWARE (3.1%)
   45,323    Adobe Systems, Inc.*                                                    1,785
   20,065    Autodesk, Inc.*                                                           678
   23,376    Cadence Design Systems, Inc.*                                             236
   18,799    Citrix Systems, Inc.*                                                     553
   34,812    Intuit, Inc.*                                                             960
                                                                                  --------
                                                                                     4,212
                                                                                  --------
             COMMUNICATIONS EQUIPMENT (13.1%)
  181,874    Cisco Systems, Inc.(b)*                                                 4,230
   29,738    Juniper Networks, Inc.*                                                   660
  167,917    QUALCOMM, Inc.                                                          7,450
   48,613    Research In Motion Ltd.*                                                5,683
                                                                                  --------
                                                                                    18,023
                                                                                  --------
             COMPUTER HARDWARE (14.2%)
  105,889    Apple, Inc.*                                                           17,730
   64,590    Dell, Inc.*                                                             1,414
   29,792    Sun Microsystems, Inc.*                                                   324
                                                                                  --------
                                                                                    19,468
                                                                                  --------
             COMPUTER STORAGE & PERIPHERALS (1.0%)
   14,870    Logitech International S.A.*                                              398
   30,497    NetApp, Inc.*                                                             661
   17,920    SanDisk Corp.*                                                            335
                                                                                  --------
                                                                                     1,394
                                                                                  --------
             DATA PROCESSING & OUTSOURCED SERVICES (1.3%)
   17,638    Fiserv, Inc.*                                                             800
   29,520    Paychex, Inc.                                                             924
                                                                                  --------
                                                                                     1,724
                                                                                  --------
             ELECTRONIC MANUFACTURING SERVICES (0.5%)
   77,867    Flextronics International Ltd.*                                           732
                                                                                  --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

                                                                                    MARKET
   NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
             HOME ENTERTAINMENT SOFTWARE (1.5%)
   22,730    Activision, Inc.*                                                    $    774
   27,503    Electronic Arts, Inc.*                                                  1,222
                                                                                  --------
                                                                                     1,996
                                                                                  --------
             INTERNET SOFTWARE & SERVICES (8.6%)
   13,696    Akamai Technologies, Inc.*                                                477
    2,263    Baidu.com, Inc.*                                                          708
   84,607    eBay, Inc.*                                                             2,312
   12,525    Google, Inc. "A"*                                                       6,593
   15,788    VeriSign, Inc.*                                                           597
   57,308    Yahoo!, Inc.*                                                           1,184
                                                                                  --------
                                                                                    11,871
                                                                                  --------
             IT CONSULTING & OTHER SERVICES (0.9%)
   24,180    Cognizant Technology Solutions Corp. "A"*                                 786
    9,910    Infosys Technologies Ltd. ADR                                             431
                                                                                  --------
                                                                                     1,217
                                                                                  --------
             SEMICONDUCTOR EQUIPMENT (1.7%)
   60,247    Applied Materials, Inc.                                                 1,150
   17,728    KLA-Tencor Corp.                                                          722
   11,084    Lam Research Corp.*                                                       401
                                                                                  --------
                                                                                     2,273
                                                                                  --------
             SEMICONDUCTORS (6.7%)
   36,315    Altera Corp.                                                              752
   35,051    Broadcom Corp. "A"*                                                       956
  172,776    Intel Corp.                                                             3,711
   25,540    Linear Technology Corp.                                                   832
   49,868    Marvell Technology Group Ltd.*                                            881
   13,361    Microchip Technology, Inc.                                                408
   46,882    NVIDIA Corp.*                                                             878
   31,924    Xilinx, Inc.                                                              806
                                                                                  --------
                                                                                     9,224
                                                                                  --------
             SYSTEMS SOFTWARE (10.4%)
   42,400    CA, Inc.                                                                  979
   18,493    Check Point Software Technologies Ltd.*                                   438
  275,689    Microsoft Corp.(b)                                                      7,584
  184,709    Oracle Corp.(b)*                                                        3,879
   75,685    Symantec Corp.*                                                         1,464
                                                                                  --------
                                                                                    14,344
                                                                                  --------
             Total Information Technology                                           86,478
                                                                                  --------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

                                                                                    MARKET
   NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
             MATERIALS (0.9%)
             ----------------
             SPECIALTY CHEMICALS (0.4%)
   10,748    Sigma-Aldrich Corp.                                                  $    579
                                                                                  --------
             STEEL (0.5%)
   16,600    Steel Dynamics, Inc.                                                      648
                                                                                  --------
             Total Materials                                                         1,227
                                                                                  --------
             TELECOMMUNICATION SERVICES (1.6%)
             ---------------------------------
             ALTERNATIVE CARRIERS (0.3%)
  132,020    Level 3 Communications, Inc.*                                             390
                                                                                  --------
             WIRELESS TELECOMMUNICATION SERVICES (1.3%)
    5,800    Leap Wireless International, Inc.*                                        250
    9,061    Millicom International Cellular S.A.                                      938
   14,062    NII Holdings, Inc. "B"*                                                   668
                                                                                  --------
                                                                                     1,856
                                                                                  --------
             Total Telecommunication Services                                        2,246
                                                                                  --------
             Total Common Stocks (cost: $116,283)                                  134,666
                                                                                  --------

PRINCIPAL
   AMOUNT
    (000)
---------
             MONEY MARKET INSTRUMENTS (1.9%)

             U.S. TREASURY BILLS (0.3%)
   $  435    2.08%, 12/04/2008(a),(c)                                                  431
                                                                                  --------
             REPURCHASE AGREEMENTS (1.6%)
    2,170    State Street Bank & Trust Co., 0.30%, acquired on 6/30/2008 and due 7/01/2008 at $2,170 (collateralized by $2,190 of
                U.S. Treasury, 5.00%, due 7/31/2008; market value $2,238)            2,170
                                                                                  --------
             Total Money Market Instruments (cost: $2,601)                           2,601
                                                                                  --------

             TOTAL INVESTMENTS (COST: $118,884)                                   $137,267
                                                                                  ========

                                                                              17
 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 9.0% of net assets at June 30, 2008.

         ADR -- American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Security with a value of $431,000 is segregated as collateral for initial margin requirements on open futures contracts.

         (b) Security, or a portion thereof, is segregated to cover the value of open futures contracts at June 30, 2008, as shown in the following table:

                                                                            VALUE AT              UNREALIZED
 TYPE OF FUTURE         EXPIRATION        CONTRACTS    POSITION    TRADE DATE    JUNE 30, 2008    DEPRECIATION
--------------------------------------------------------------------------------------------------------------
Nasdaq-100 Mini
 Index Futures      September 19, 2008        70         Long      $2,773,000     $2,616,000       $(157,000)

         (c) Rate represents an annualized yield at time of purchase, not coupon rate.

         *   Non-income-producing security.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

ASSETS
  Investments in securities, at market value (cost of $118,884)                   $137,267
  Cash                                                                                  58
  Receivables:
     Capital shares sold                                                               142
     USAA Investment Management Company (Note 5D)                                       83
     Dividends and interest                                                              6
     Securities sold                                                                    29
                                                                                  --------
        Total assets                                                               137,585
                                                                                  --------
LIABILITIES
  Payables:
     Securities purchased                                                               86
     Capital shares redeemed                                                            69
  Variation margin on futures contracts                                                 27
  Accrued management fees                                                               24
  Accrued transfer agent's fees                                                          6
  Other accrued expenses and payables                                                   53
                                                                                  --------
        Total liabilities                                                              265
                                                                                  --------
           Net assets applicable to capital shares outstanding                    $137,320
                                                                                  ========

NET ASSETS CONSIST OF:
  Paid-in capital                                                                 $127,933
  Accumulated undistributed net investment loss                                       (162)
  Accumulated net realized loss on investments and futures transactions             (8,677)
  Net unrealized appreciation of investments and futures contracts                  18,226
                                                                                  --------
           Net assets applicable to capital shares outstanding                    $137,320
                                                                                  ========
  Capital shares outstanding, unlimited number of shares
     authorized, no par value                                                       24,180
                                                                                  ========
  Net asset value, redemption price, and offering price per share                 $   5.68
                                                                                  ========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA NASDAQ-100 INDEX FUND
SIX-MONTH PERIOD ENDED JUNE 30, 2008 (UNAUDITED)

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $5)                                  $    354
  Interest                                                                               17
                                                                                   --------
     Total income                                                                       371
                                                                                   --------
EXPENSES
  Management fees                                                                       137
  Administration and servicing fees                                                     239
  Transfer agent's fees                                                                 215
  Custody and accounting fees                                                            17
  Postage                                                                                14
  Shareholder reporting fees                                                              7
  Trustees' fees                                                                          5
  Registration fees                                                                      18
  Professional fees                                                                      27
  Other                                                                                  32
                                                                                   --------
     Total expenses                                                                     711
  Expenses paid indirectly                                                               (1)
  Expenses reimbursed                                                                  (177)
                                                                                   --------
     Net expenses                                                                       533
                                                                                   --------
NET INVESTMENT LOSS                                                                    (162)
                                                                                   --------
NET REALIZED AND UNREALIZED LOSS ON
INVESTMENTS AND FUTURES CONTRACTS
  Net realized loss on:
     Investments                                                                       (716)
     Futures transactions                                                               (83)
  Change in net unrealized appreciation/depreciation of:
     Investments                                                                    (16,868)
     Futures contracts                                                                 (183)
                                                                                   --------
        Net realized and unrealized loss                                            (17,850)
                                                                                   --------
Decrease in net assets resulting from operations                                   $(18,012)
                                                                                   ========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA NASDAQ-100 INDEX FUND
SIX-MONTH PERIOD ENDED JUNE 30, 2008 (UNAUDITED),
AND YEAR ENDED DECEMBER 31, 2007

                                                                6/30/2008       12/31/2007
                                                                --------------------------
FROM OPERATIONS
  Net investment loss                                           $   (162)        $    (369)
  Net realized gain (loss) on investments                           (716)            3,115
  Net realized gain (loss) on futures transactions                   (83)              279
  Change in net unrealized appreciation/depreciation of:
     Investments                                                 (16,868)           19,133
     Futures contracts                                              (183)               43
                                                                --------------------------
        Increase (decrease) in net assets resulting from
           operations                                            (18,012)           22,201
                                                                --------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                       25,581            37,340
  Cost of shares redeemed                                        (19,607)          (37,484)
                                                                --------------------------
     Increase (decrease) in net assets from capital share
        transactions                                               5,974              (144)
                                                                --------------------------
  Capital contribution from USAA Transfer
     Agency Company                                                    -                15
                                                                --------------------------
  Net increase (decrease) in net assets                          (12,038)           22,072

NET ASSETS
  Beginning of period                                            149,358           127,286
                                                                --------------------------
  End of period                                                 $137,320          $149,358
                                                                ==========================
Accumulated undistributed net investment loss:
  End of period                                                 $   (162)         $      -
                                                                ==========================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                      4,432             6,077
  Shares redeemed                                                 (3,404)           (6,274)
                                                                --------------------------
     Increase (decrease) in shares outstanding                     1,028              (197)
                                                                ==========================

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this semiannual report pertains only to the USAA Nasdaq-100 Index Fund (the Fund), which is classified as nondiversified under the 1940 Act. The Fund seeks to match, before fees and expenses, the performance of the stocks composing the Nasdaq-100 Index. The Nasdaq-100 Index represents 100 of the largest nonfinancial stocks traded on The Nasdaq Stock Market. USAA Investment Management Company (the Manager), an affiliate of the Fund, has retained Northern Trust Investments, N.A. (NTI) to serve as subadviser for the Fund. NTI is responsible for investing the Fund's assets. Under normal market conditions, NTI attempts to achieve the Fund's objective by investing at least 80% of the Fund's assets in the stocks of companies composing the Nasdaq-100 Index.

         As a nondiversified fund, the Fund may invest a greater percentage of its assets in a single issuer. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because this Fund may be more susceptible to risk associated with a single economic, political, or regulatory event than a diversified fund.

            A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

               1. Equity  securities,  including  exchange-traded  funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets

22

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

                  are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

               2. Short-term securities with original or remaining maturities of
                  60 days or less may be valued at amortized cost, which approximates market value.

               3. Debt  securities  with  maturities  greater  than 60 days  are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

               4. Repurchase  agreements are valued at cost, which  approximates market value.

               5. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the values are based upon the last sale on the prior trading date if it is within the spread between the closing bid and asked price closest to the last reported sale price.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

               6. Securities  for  which  market   quotations  are  not  readily
                  available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

                  Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

            B. FAIR VALUE  MEASUREMENTS  - Effective  January 1, 2008,  the Fund
               adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

               SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure of fair

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           (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

               value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

                  Level 1 -  inputs  to the  valuation  methodology  are  quoted
                  prices   (unadjusted)   in  active   markets   for   identical
                  securities.

                  Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

                  Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

               The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

               The following is a summary of the inputs used as of June 30, 2008, in valuing the Fund's assets carried at fair value:

                                                               INVESTMENTS      OTHER FINANCIAL
               VALUATION INPUTS                               IN SECURITIES       INSTRUMENTS*
               --------------------------------------------------------------------------------
               Level 1 - Quoted Prices                         $134,666,000         $(157,000)
               Level 2 - Other Significant Observable Inputs      2,601,000                 -
               Level 3 - Significant Unobservable Inputs                  -                 -
               --------------------------------------------------------------------------------
               Total                                           $137,267,000         $(157,000)
               ================================================================================

               *Other  financial  instruments  are  derivative  instruments  not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the investment.

            C. FUTURES  CONTRACTS  - The Fund may enter into  financial  futures contracts as a proxy for a direct investment in securities underlying the Fund's index. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific

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USAA NASDAQ-100 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

               securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. In addition to the segregation of securities to cover the initial margin requirements, the Fund segregates securities to cover the value of all open futures contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations.

            D. FEDERAL  TAXES  -  The  Fund's  policy  is  to  comply  with  the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

            E. INVESTMENTS IN SECURITIES - Security  transactions  are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

            F. REPURCHASE  AGREEMENTS  - The  Fund  may  enter  into  repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or

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           (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

               guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises, such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

            G. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

               1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

               2. Market value of securities,  other assets,  and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

               The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

               Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized

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           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

               between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

            H. EXPENSES PAID INDIRECTLY - Through  arrangements  with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended June 30, 2008, these custodian and other bank credits reduced the Fund's expenses by $1,000.

            I. INDEMNIFICATIONS  - Under the Trust's  organizational  documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

            J. USE OF ESTIMATES - The  preparation  of financial  statements  in conformity with U.S. generally accepted accounting principles

28

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           (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

               requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended June 30, 2008, the Fund paid CAPCO facility fees of less than $500, which represents 0.3% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended June 30, 2008.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of December 31, 2008, in accordance with applicable tax law.

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of

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           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

         federal taxes. At June 30, 2008, the Fund had capital loss carryovers of $6,180,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2010 and 2011, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

                                CAPITAL LOSS CARRYOVERS
                         -------------------------------------
                          EXPIRES                     BALANCE
                         ---------                  ----------
                            2010                    $1,447,000
                            2011                     4,733,000
                                                    ----------
                                            Total   $6,180,000
                                                    ==========

         Effective January 1, 2007, the Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. As of June 30, 2008, the Manager has reviewed all open tax years and concluded that the adoption of FIN 48 resulted in no impact to the Fund's net assets or results of operations. On an ongoing basis, the Manager will monitor its tax positions under FIN 48 to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended June 30, 2008, were $6,995,000 and $2,282,000, respectively.

30

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           (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

         As of June 30, 2008, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross  unrealized  appreciation  and  depreciation of investments as of
         June  30,  2008,  were  $37,613,000  and   $19,230,000,   respectively,
         resulting in net unrealized appreciation of $18,383,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

            A. MANAGEMENT  FEES - The  Manager  provides  investment  management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

               The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.20% of the Fund's average net assets for the fiscal year. For the six-month period ended June 30, 2008, the Fund incurred management fees, paid or payable to the Manager, of $137,000.

            B. SUBADVISORY  ARRANGEMENTS  - The  Manager  has  entered  into  an investment subadvisory agreement with NTI under which NTI

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           (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

               directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the
               Fund) pays NTI a subadvisory fee equal to the greater of a minimum annual fee of $50,000 or a fee at an annual rate equal to 0.06% of the Fund's average daily net assets on amounts up to $100 million; 0.04% of daily net assets for amounts over $100 million and up to $250 million; and 0.03% of daily net assets for amounts over $250 million. For the six-month period ended June 30, 2008, the Manager incurred subadvisory fees, paid or payable to NTI, of $37,000.

            C. ADMINISTRATION  AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.35% of the Fund's average net assets for the fiscal year. For the six-month period ended June 30, 2008, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $239,000.

               In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended June 30, 2008, the Fund reimbursed the Manager $1,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

            D. EXPENSE  LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 0.78% of its average annual net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the six-month period ended June 30, 2008, the Fund

32

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           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

               incurred reimbursable expenses of $177,000, of which $83,000 was receivable from the Manager.

            E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company,  d/b/a USAA
               Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $26 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended June 30, 2008, the Fund incurred transfer agent's fees, paid or payable to SAS, of $215,000.

            F. UNDERWRITING   SERVICES   -  The   Manager   provides   exclusive
               underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

            A. SFAS NO. 159,  "THE FAIR VALUE  OPTION FOR  FINANCIAL  ASSETS AND
               FINANCIAL LIABILITIES" (SFAS 159) - In February 2007, FASB issued SFAS 159. In summary, SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of

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           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

               assets and liabilities. SFAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager has evaluated SFAS 159 and has determined that there are no eligible instruments for which the Fund intends to avail itself of the fair value option.

            B. SFAS NO.  161,  "DISCLOSURES  ABOUT  DERIVATIVE  INSTRUMENTS  AND
               HEDGING ACTIVITIES - AN AMENDMENT OF FASB STATEMENT NO. 133" (SFAS 161) - In March 2008, FASB issued SFAS 161. In summary, SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Manager is in the process of evaluating the impact of SFAS 161 on the Fund's financial statement disclosures.

34

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           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                       SIX-MONTH
                                      PERIOD ENDED
                                        JUNE 30,                           YEAR ENDED DECEMBER 31,
                                      -----------------------------------------------------------------------------------
                                          2008          2007             2006          2005             2004         2003
                                      -----------------------------------------------------------------------------------
Net asset value at beginning
    of period                         $   6.45      $   5.45         $   5.12      $   5.09         $   4.63     $   3.13
                                      -----------------------------------------------------------------------------------
Income (loss) from investment operations:
    Net investment income (loss)          (.01)(a)      (.02)(a)         (.01)         (.01)(a)          .02         (.03)(a)
    Net realized and unrealized
       gain (loss)                        (.76)(a)      1.02(a)           .34           .06(a)           .44         1.53(a)
                                      -----------------------------------------------------------------------------------
Total from investment operations          (.77)(a)      1.00(a)           .33           .05(a)           .46         1.50(a)
                                      -----------------------------------------------------------------------------------
Less distributions from:
    Net investment income                    -             -                -          (.02)               -            -
                                      -----------------------------------------------------------------------------------
Net asset value at end of period      $   5.68      $   6.45         $   5.45      $   5.12         $   5.09     $   4.63
                                      ===================================================================================
Total return (%)*                       (11.94)        18.35             6.45           .97             9.94(d)     47.92
Net assets at end of period (000)     $137,320      $149,358         $127,286      $130,390         $133,433     $113,440
Ratios to average net assets:**
    Expenses (%)(c),(e)                    .78(b)        .78              .80           .80              .83(d)       .96
    Expenses, excluding
        reimbursements (%)(c)             1.04(b)       1.01             1.11          1.03             1.05         1.15
    Net investment income (loss) (%)      (.24)(b)      (.27)            (.25)         (.24)             .37         (.70)
Portfolio turnover (%)                       2            14                8            15                9            5

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the  six-month  period  ended June 30,  2008,  average  net assets  were
    $137,296,000.
(a) Calculated using average shares. For the six-month period ended June 30, 2008, average shares were 23,697,000.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) For the year ended December 31, 2004, the Manager voluntarily reimbursed the Fund for excise tax expense incurred. Excluding that reimbursement, the Fund's ratio of expenses to average net assets would have been 0.85%, and the Fund's total return would have not changed.
(e) Effective April 13, 2007, the Manager voluntarily agreed to reimburse the Fund for expenses in excess of 0.78% of its annual average net assets. Prior to April 13, 2007, the Manager voluntarily agreed to reimburse the Fund for expenses in excess of 0.80% of its annual average net assets from March, 1, 2004, through April 12, 2007; 1.00% from May 1, 2003, through February 29, 2004; and 0.85% from October 27, 2000, through April 30, 2003.

  E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2008

EXAMPLE
--------------------------------------------------------------------------------

        As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

        The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2008, through June 30, 2008.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual

36

E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2008

         ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                           EXPENSES PAID
                                     BEGINNING             ENDING          DURING PERIOD*
                                   ACCOUNT VALUE       ACCOUNT VALUE     JANUARY 1, 2008 -
                                  JANUARY 1, 2008      JUNE 30, 2008       JUNE 30, 2008
                                  ---------------------------------------------------------
         Actual                     $1,000.00          $  880.60                $3.65
         Hypothetical
           (5% return before
           expenses)                 1,000.00           1,020.98                 3.92

         *Expenses are equal to the Fund's annualized expense ratio of 0.78%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/366 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of (11.94)% for the six-month period of January 1, 2008, through June 30, 2008.

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

         At a meeting of the Board of Trustees ("the Board") held on April 9, 2008, the Board, including the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved the continuance of the Investment Advisory Agreement between the Trust and the Manager with respect to the Fund and the Subadvisory Agreement with respect to the Fund.

         In advance of the meeting, the Trustees received and considered a variety of information relating to the Investment Advisory Agreement and Subadvisory Agreement and the Manager and the Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's and Subadviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Subadvisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and the Subadvisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement and the Subadvisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by

38

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

         the Manager and by the Subadviser. At the meeting at which the renewal of the Investment Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager and the Subadviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement and Subadvisory Agreement included certain information previously received at such meetings.

INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

         After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

         regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

         The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of senior personnel, as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of the Subadviser and its timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Manager and its affiliates provide compliance and administrative services to the Fund. The Trustees, guided also by information obtained from their experiences as directors/trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment

40

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

         objectives and classifications, sales load type (in this case, pure-index investment companies with no sales loads or with front-end loads), asset size, and expense components (the "expense group") and
         (ii) a larger group of investment companies that includes all no-load and front-end load retail open-end investment companies in similar investment classifications/objectives as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any reimbursements - was above the median of both its expense group and its expense universe. The data indicated that the Fund's total expenses, after reimbursements, were above the median of both its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the nature and high quality of the services provided by the Manager. The Board also considered the level of correlation between the Nasdaq-100 Index and the Fund and the relatively low tracking error between the Fund and the index and noted that it reviews such information on a quarterly basis. The Board also noted the level and method of computing the management fee. The Board noted the size of the Fund and its impact on Fund expenses. The Trustees also took into account the Manager's current voluntary undertakings to maintain expense limitations for the Fund and that the subadvisory fees under the Subadvisory Agreement are paid by the Manager.

         In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

         consisted of the Fund and all retail and institutional open-end investment companies with similar classifications/objectives as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance exceeded the average of its performance universe and its Lipper index for the one- and five-year periods ended December 31, 2007, and was below the average of its performance universe and its Lipper index for the three-year period ended December 31, 2007. The Board also noted that the Fund's percentile performance ranking was in the top 50% of its performance universe for the one- and five-year periods ended December 31, 2007, and was in the bottom 50% of its performance universe for the three-year period ended December 31, 2007. The Trustees noted management's discussion of the Fund's performance relative to its benchmark, as well as the investment category in which the Fund was placed for the third-party report. The Trustees also considered management's discussion of the Fund's performance, including the purpose of the Fund as an option for shareholders within the range of products offered in the USAA fund complex.

         COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted the current size of the Fund and that the Manager has reimbursed a portion of its management fees for the Fund and also pays the subadvisory fees. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation.

42

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

         The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund.

         ECONOMIES OF SCALE. The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board noted management's discussion of the advisory fee structure. The Board also noted that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others:
         (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund, if any, is reasonable. Based on its conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the interests of the Fund and its shareholders.

SUBADVISORY AGREEMENT
--------------------------------------------------------------------------------

         In approving the Fund's Subadvisory Agreement, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund, including the personnel providing services; (ii) the Subadviser's compensation and any other benefits derived from the performance to comparable investment companies; and
         (iii) the terms

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

         of the Subadvisory Agreement. The Board's analysis of these factors is set forth below.

         After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Subadvisory Agreement. In approving the Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL. The Trustees considered information provided to them regarding the services provided by the Subadviser, including information presented periodically throughout the previous year. The Board considered the Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and the Subadviser's level of staffing. The Trustees noted that the materials provided to them indicated that the method of compensating portfolio managers is reasonable and includes appropriate mechanisms to prevent a manager with underperformance from taking undue risks. The Trustees also noted the Subadviser's brokerage practices. The Board also considered the Subadviser's regulatory and compliance history. The Board noted that the Manager's monitoring processes of the Subadviser include: (i) regular telephonic meetings to discuss, among other matters, investment strategies and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to the Subadviser.

         SUBADVISER COMPENSATION. The Board also took into consideration the financial condition of the Subadviser. In considering the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Trustees noted that the fees under the Subadvisory Agreement were paid by the Manager. The Trustees

44

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2008 (UNAUDITED)

         also relied on the ability of the Manager to negotiate the Subadvisory Agreement and the fees thereunder at arm's length. The Board also considered information relating to the cost of services to be provided by the Subadviser, the Subadviser's profitability with respect to the Fund, and the potential economies of scale in the Subadviser's management of the Fund, to the extent available. However, for the reasons noted above, this information was less significant to the Board's consideration of the Subadvisory Agreement than the other factors considered.

         SUBADVISORY FEES AND FUND PERFORMANCE. The Board compared the subadvisory fees for the Fund with the fees that the Subadviser charges to comparable clients. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager pays a subadvisory fee to the Subadviser. As noted above, the Board considered the Fund's performance during the one-, three-, and five-year periods ended December 31, 2007, as compared to the Fund's respective peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board noted the Manager's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadviser.

         CONCLUSION. The Board reached the following conclusions regarding the Subadvisory Agreement, among others: (i) the Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies; (ii) the Subadviser maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and the Subadviser. Based on its conclusions, the Board determined that approval of the Subadvisory Agreement with respect to the Fund would be in the interests of the Fund and its shareholders.

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Barbara B. Ostdiek, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

--------------------------------------------------------------------------------

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
            UNDERWRITER, AND    San Antonio, Texas 78265-9825
                 DISTRIBUTOR

--------------------------------------------------------------------------------

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

--------------------------------------------------------------------------------

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

--------------------------------------------------------------------------------

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

--------------------------------------------------------------------------------

                 MUTUAL FUND    LEARN MORE NOW
          SELF-SERVICE  24/7    At  "Products  &  Services"   click
                AT  USAA.COM    "Investments" then "Mutual Funds"

                     OR CALL    View  account  balance,  transactions,  fund
               (800)531-USAA    prices; or exchange/redeem fund shares.
                      (8722)    Go to "My Accounts" then "Investments"

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-USAA (8722); (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE AT NO CHARGE (I) AT USAA.COM; AND
(II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-USAA (8722); (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) 732-0330.

-------------------------------------------------------------------------------

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         USAA               ----------------------------------
                                INSURANCE o MEMBER SERVICES

37758-0808                                   (C)2008, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended June 30, 2008

By:*     MARK S. HOWARD
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         Signature and Title:  Mark S. Howard, Secretary

Date:    AUGUST 22, 2008
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Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
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         Signature and Title:  Christopher W. Claus, President

Date:    AUGUST 26, 2008
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By:*     ROBERTO GALINDO, JR.
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         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    AUGUST 25, 2008
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*Print the name and title of each signing officer under his or her signature.